SEGMENT INFORMATION - Assets by Segment (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Total assets	$ 15,920	$ 16,657
Business services
Disclosure of operating segments [line items]
Total assets	7,122	7,562
Infrastructure services
Disclosure of operating segments [line items]
Total assets	5,762	5,830
Industrials
Disclosure of operating segments [line items]
Total assets	$ 3,036	$ 3,265